UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II

BlackRock LifePath® Active Retirement Fund

BlackRock LifePath® Active 2020 Fund

BlackRock LifePath® Active 2025 Fund

BlackRock LifePath® Active 2030 Fund

BlackRock LifePath® Active 2035 Fund

BlackRock LifePath® Active 2040 Fund

BlackRock LifePath® Active 2045 Fund

BlackRock LifePath® Active 2050 Fund

BlackRock LifePath® Active 2055 Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II,

        55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2015

Date of reporting period: 07/31/2015

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2015 (Unaudited)	BlackRock LifePath® Active Retirement Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 43.6%
BlackRock Basic Value Fund, Inc., Class K (b)	30,584	$855,444
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	18,430	517,869
BlackRock Commodity Strategies Fund, Institutional Class	111,271	776,673
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	77,410	761,715
BlackRock Equity Dividend Fund, Institutional Class	18,783	468,444
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	66,855	796,911
BlackRock International Opportunities Portfolio, Institutional Class	72,667	2,534,624
iShares International Developed Real Estate ETF	3,061	91,677
iShares Russell 2000 ETF (c)	7,141	878,057
iShares U.S. Consumer Goods ETF	3,464	375,705
iShares U.S. Energy ETF	2,717	105,664
iShares U.S. Financials ETF	2,810	260,937
iShares U.S. Healthcare ETF	2,061	336,355
iShares U.S. Industrials ETF	1,317	138,759
iShares U.S. Real Estate ETF	663	49,612
iShares U.S. Technology ETF	1,149	122,840
Master Large Cap Growth Portfolio	$884,390	884,390
		9,955,676

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 54.3%
BlackRock Global Long/Short Credit Fund, Institutional Class	146,235	$1,535,463
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	196,043	2,081,973
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	154,460	1,555,416
Master Total Return Portfolio	$7,202,147	7,202,147
		12,374,999

Short-Term Securities — 5.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (d)	270,272	270,272
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (d)(e)	$883,625	883,625
		1,153,897
Total Affiliated Investment Companies (Cost — $23,254,755*) — 103.0%		23,484,572
Liabilities in Excess of Other Assets — (3.0)%		(681,930)

Net Assets — 100.0%		$22,802,642

Notes to Schedule of Investments

*	As of July 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$23,154,964

Gross unrealized appreciation	$2,484,068
Gross unrealized depreciation	(2,154,460)

Net unrealized appreciation	$329,608

Portfolio Abbreviations
ETF	Exchange Traded Fund
EUR	Euro

BLACKROCK FUNDS II	JULY 31, 2015	1

Schedule of Investments (continued)	BlackRock LifePath® Active Retirement Fund

(a)	During the period ended July 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at July 31, 2015	Value at July 31, 2015	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	—	30,584		—		30,584	$855,444	—		—
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	8,118	15,000		4,688		18,430	$517,869	—		$44,383
BlackRock Commodity Strategies Fund, Institutional Class	96,919	14,352		—		111,271	$776,673	$183		—
BlackRock Emerging Markets Fund, Inc., Institutional Class	26,697	26,339		53,036		—	—	$2,928		$(68,869)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	113,408	49,523		85,521		77,410	$761,715	—		$(2,368)
BlackRock Energy & Resources Portfolio, Institutional Class	—	17,878		17,878		—	—	—		$(81,115)
BlackRock Equity Dividend Fund, Institutional Class	9,510	14,087		4,814		18,783	$468,444	$5,189		$(3,177)
BlackRock EuroFund, Institutional Class	41,418	1,300		42,718		—	—	$18,630		$(27,870)
BlackRock Global Long/Short Credit Fund, Institutional Class	140,085	6,150		—		146,235	$1,535,463	$46,825		$16,942
BlackRock Global Long/Short Equity Fund, Institutional Class	101,274	41,992		76,411		66,855	$796,911	—		$18,510
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	194,083	1,960		—		196,043	$2,081,973	$751		$20,828
BlackRock International Fund, Institutional Class	17,746	403		18,149		—	—	$5,693		$56,710
BlackRock International Opportunities Portfolio, Institutional Class	3,808	68,859		—		72,667	$2,534,624	$3,512		$14,112
BlackRock Liquidity Funds, TempFund, Institutional Class	773,084	—		502,812	[1]	270,272	$270,272	$455		—
BlackRock Liquidity Series, LLC, Money Market Series	—	$883,625	[2]	—		$883,625	$883,625	$5,700	[3]	—
BlackRock Pacific Fund, Inc., Institutional Class	19,565	1,495		21,060		—	—	$1,796		$25,707
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	149,339	5,121		—		154,460	$1,555,416	$28,189		$26,506
iShares International Developed Real Estate ETF	3,061	—		—		3,061	$91,677	$2,712		—
iShares MSCI Canada ETF	—	5,583		5,583		—	—	—		$(1,235)
iShares MSCI Germany ETF	14,905	—		14,905		—	—	—		$140,331
iShares Russell 2000 ETF	9,636	—		2,495		7,141	$878,057	$10,803		$10,935
iShares U.S. Consumer Goods ETF	—	4,563		1,099		3,464	$375,705	$1,987		$(585)
iShares U.S. Energy ETF	5,372	2,717		5,372		2,717	$105,664	$2,085		$(66,696)
iShares U.S. Financials ETF	5,351	6,791		9,332		2,810	$260,937	$6,966		$75,324
iShares U.S. Healthcare ETF	2,656	2,061		2,656		2,061	$336,355	$1,483		$51,150
iShares U.S. Industrials ETF	3,049	562		2,294		1,317	$138,759	$3,437		$15,202
iShares U.S. Real Estate ETF	—	663		—		663	$49,612	$874		—
iShares U.S. Technology ETF	5,428	4,948		9,227		1,149	$122,840	$4,941		$163,339
Master Basic Value LLC	$ 605,351	—		$605,351	[1,4]	—	—	$13,765		$143,218
Master Large Cap Growth Portfolio	$ 620,770	$263,620	[2,4]	—		$884,390	$884,390	$7,971		$21,964
Master Total Return Portfolio	$7,508,648	—		$306,501	[1,4]	$7,202,147	$7,202,147	$167,581		$102,810

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[4]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

2	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (continued)	BlackRock LifePath® Active Retirement Fund

Derivative Financial Instruments Outstanding as of July 31, 2015

Financial Futures Contracts
Contracts Long/ (Short)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
8	Australian Government Bonds (10 Year)	Sydney	September 2015	$747,281	$10,036
8	E-Mini S&P 500 Futures	Chicago Mercantile	September 2015	$839,360	14,872
(3)	EUR Currency Futures	Chicago Mercantile	September 2015	$411,413	9,194
4	Long Gilt British	NYSE Liffe	September 2015	$732,187	10,330
3	Nikkei 225 Index	Osaka	September 2015	$498,083	2,341
15	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2015	$1,911,563	2,227
Total					$49,000

Fair Value Hierarchy as of July 31, 2015

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$14,514,410	$8,970,162	—	$23,484,572

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$17,213	—	—	$17,213
Foreign currency exchange contracts	9,194	—	—	9,194
Interest rate contracts	22,593	—	—	22,593

Total	$49,000	—	—	$49,000

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK FUNDS II	JULY 31, 2015	3

Schedule of Investments (concluded)	BlackRock LifePath® Active Retirement Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$110,540	—	—	$110,540
Liabilities:
Collateral on securities loaned at value	—	$(883,625)	—	(883,625)
Bank overdraft	—	(6,753)	—	(6,753)

Total	$110,540	$(890,378)	—	$(779,838)

During the period ended July 31, 2015, there were no transfers between levels.

4	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments July 31, 2015 (Unaudited)	BlackRock LifePath® Active 2020 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 53.0%
BlackRock Basic Value Fund, Inc., Class K (b)	68,371	$1,912,345
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	35,183	988,642
BlackRock Commodity Strategies Fund, Institutional Class	171,787	1,199,071
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	124,843	1,228,460
BlackRock Equity Dividend Fund, Institutional Class	35,557	886,786
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	107,531	1,281,774
BlackRock International Opportunities Portfolio, Institutional Class	157,604	5,497,241
iShares International Developed Real Estate ETF	22,082	661,356
iShares Russell 2000 ETF (c)	9,557	1,175,129
iShares U.S. Consumer Goods ETF	5,196	563,558
iShares U.S. Energy ETF	5,130	199,506
iShares U.S. Financials ETF	5,550	515,373
iShares U.S. Healthcare ETF	1,543	251,818
iShares U.S. Industrials ETF	1,388	146,240
iShares U.S. Real Estate ETF	6,118	457,810
iShares U.S. Technology ETF	2,169	231,888
Master Large Cap Growth Portfolio	$1,993,626	1,993,626
		19,190,623

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 38.6%
BlackRock Global Long/Short Credit Fund, Institutional Class	136,286	$1,431,008
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	211,947	2,250,874
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	144,039	1,450,468
Master Total Return Portfolio	$8,850,358	8,850,358
		13,982,708

Short-Term Securities — 10.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (d)	2,757,851	2,757,851
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (d)(e)	$1,182,625	1,182,625
		3,940,476
Total Affiliated Investment Companies (Cost — $36,594,580*) — 102.5%		37,113,807
Liabilities in Excess of Other Assets — (2.5)%		(920,560)

Net Assets — 100.0%		$36,193,247

Notes to Schedule of Investments

*	As of July 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$36,494,422

Gross unrealized appreciation	$3,504,919
Gross unrealized depreciation	(2,885,534)

Net unrealized appreciation	$619,385

BLACKROCK FUNDS II	JULY 31, 2015	5

Schedule of Investments (continued)	BlackRock LifePath® Active 2020 Fund

(a)	During the period ended July 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at July 31, 2015	Value at July 31, 2015	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	—	68,371		—		68,371	$1,912,345	—		—
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	19,162	23,074		7,053		35,183	$988,642	—		$106,124
BlackRock Commodity Strategies Fund, Institutional Class	130,171	41,616		—		171,787	$1,199,071	$246		—
BlackRock Emerging Markets Fund, Inc., Institutional Class	47,869	50,587		98,456		—	—	$5,249		$(146,086)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	137,748	85,860		98,765		124,843	$1,228,460	—		$(4,480)
BlackRock Energy & Resources Portfolio, Institutional Class	—	24,439		24,439		—	—	—		$(125,127)
BlackRock Equity Dividend Fund, Institutional Class	22,308	20,492		7,243		35,557	$886,786	$10,828		$19,658
BlackRock EuroFund, Institutional Class	105,071	3,298		108,369		—	—	$47,260		$(3,822)
BlackRock Global Long/Short Credit Fund, Institutional Class	130,556	5,730		—		136,286	$1,431,008	$43,639		$15,790
BlackRock Global Long/Short Equity Fund, Institutional Class	123,011	73,115		88,595		107,531	$1,281,774	—		$19,715
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	209,828	2,119		—		211,947	$2,250,874	$812		$22,518
BlackRock International Fund, Institutional Class	56,812	1,289		58,101		—	—	$18,227		$138,191
BlackRock International Opportunities Portfolio, Institutional Class	13,078	144,526		—		157,604	$5,497,241	$12,063		$48,474
BlackRock Liquidity Funds, TempFund, Institutional Class	991,487	1,766,364	[1]	—		2,757,851	$2,757,851	$1,572		—
BlackRock Liquidity Series, LLC, Money Market Series	—	$1,182,625	[1]	—		$1,182,625	$1,182,625	$8,778	[2]	—
BlackRock Pacific Fund, Inc., Institutional Class	27,947	2,135		30,082		—	—	$2,566		$45,541
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	139,263	4,776		—		144,039	$1,450,468	$26,439		$24,718
iShares International Developed Real Estate ETF	10,208	11,874		—		22,082	$661,356	$16,931		—
iShares MSCI Canada ETF	—	10,832		10,832		—	—	—		$(2,395)
iShares MSCI Germany ETF	18,358	—		18,358		—	—	—		$176,374
iShares Russell 2000 ETF	11,213	—		1,656		9,557	$1,175,129	$13,709		$7,258
iShares U.S. Consumer Goods ETF	—	5,196		—		5,196	$563,558	$2,981		—
iShares U.S. Energy ETF	9,306	5,130		9,306		5,130	$199,506	$3,755		$(115,539)
iShares U.S. Financials ETF	9,263	7,461		11,174		5,550	$515,373	$10,046		$104,446
iShares U.S. Healthcare ETF	4,598	2,385		5,440		1,543	$251,818	$1,111		$91,432
iShares U.S. Industrials ETF	5,254	508		4,374		1,388	$146,240	$5,400		$33,653
iShares U.S. Real Estate ETF	—	6,118		—		6,118	$457,810	$8,062		—
iShares U.S. Technology ETF	9,439	4,511		11,781		2,169	$231,888	$7,426		$283,864
Master Basic Value LLC	$1,474,172	—		$1,474,172	[3,4]	—	—	$29,981		$215,381
Master Large Cap Growth Portfolio	$1,524,258	$469,368	[1,4]	—		$1,993,626	$1,993,626	$18,451		$51,243
Master Total Return Portfolio	$8,658,633	$191,725	[1,4]	—		$8,850,358	$8,850,358	$198,004		$116,089

[1]	Represents net shares/beneficial interest purchased.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3]	Represents net beneficial interest sold.

[4]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

6	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (continued)	BlackRock LifePath® Active 2020 Fund

Derivative Financial Instruments Outstanding as of July 31, 2015

Financial Futures Contracts
Contracts Long/ (Short)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
12	Australian Government Bonds (10 Year)	Sydney	September 2015	$1,120,921	$15,054
22	E-Mini S&P 500 Futures	Chicago Mercantile	September 2015	$2,308,240	25,667
(5)	EUR Currency Futures	Chicago Mercantile	September 2015	$685,688	13,904
6	Long Gilt British	NYSE Liffe	September 2015	$1,098,281	15,839
4	Nikkei 225 Index	Osaka	September 2015	$664,111	2,583
11	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2015	$1,401,813	1,633
3	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2015	$359,531	1,617
Total					$76,297

Fair Value Hierarchy as of July 31, 2015

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$25,087,198	$12,026,609	—	$37,113,807

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$28,250	—	—	$28,250
Foreign currency exchange contracts	13,904	—	—	13,904
Interest rate contracts	34,143	—	—	34,143

Total	$76,297	—	—	$76,297

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK FUNDS II	JULY 31, 2015	7

Schedule of Investments (concluded)	BlackRock LifePath® Active 2020 Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, such assets/ liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$196,670	—	—	$196,670
Liabilities:
Collateral on securities loaned at value	—	$(1,182,625)	—	(1,182,625)
Bank overdraft	—	(7,991)	—	(7,991)

Total	$196,670	$(1,190,616)	—	$(993,946)

During the period ended July 31, 2015, there were no transfers between levels.

8	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments July 31, 2015 (Unaudited)	BlackRock LifePath® Active 2025 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 65.3%
BlackRock Basic Value Fund, Inc., Class K (b)	87,740	$2,454,086
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	45,176	1,269,433
BlackRock Commodity Strategies Fund, Institutional Class	137,238	957,918
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	119,139	1,172,325
BlackRock Equity Dividend Fund, Institutional Class	47,065	1,173,810
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	102,943	1,227,083
BlackRock International Opportunities Portfolio, Institutional Class	166,170	5,796,000
iShares International Developed Real Estate ETF	31,089	931,115
iShares Russell 2000 ETF (c)	7,001	860,843
iShares U.S. Consumer Goods ETF	5,898	639,697
iShares U.S. Energy ETF	3,871	150,543
iShares U.S. Financials ETF	2,924	271,523
iShares U.S. Healthcare ETF	293	47,818
iShares U.S. Industrials ETF	1,286	135,493
iShares U.S. Real Estate ETF	12,270	918,164
iShares U.S. Technology ETF	1,636	174,905
Master Large Cap Growth Portfolio	$2,457,547	2,457,547

		20,638,303

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 28.4%
BlackRock Global Long/Short Credit Fund, Institutional Class	105,425	$1,106,964
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	135,534	1,439,372
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	111,491	1,122,713
Master Total Return Portfolio	$5,284,577	5,284,577

		8,953,626

Short-Term Securities — 9.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (d)	2,041,791	2,041,791
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (d)(e)	$866,250	866,250

		2,908,041
Total Affiliated Investment Companies (Cost — $32,127,563*) — 102.9%		32,499,970
Liabilities in Excess of Other Assets — (2.9)%		(915,114)

Net Assets — 100.0%		$31,584,856

Notes to Schedule of Investments

*	As of July 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$31,543,348

Gross unrealized appreciation	$3,194,906
Gross unrealized depreciation	(2,238,284)

Net unrealized appreciation	$956,622

BLACKROCK FUNDS II	JULY 31, 2015	9

Schedule of Investments (continued)	BlackRock LifePath® Active 2025 Fund

(a)	During the period ended July 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at July 31, 2015	Value at July 31, 2015	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	—	88,854		1,114		87,740	$2,454,086	—		$33
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	22,473	28,693		5,990		45,176	$1,269,433	—		$137,866
BlackRock Commodity Strategies Fund, Institutional Class	121,466	15,772		—		137,238	$957,918	$229		—
BlackRock Emerging Markets Fund, Inc., Institutional Class	53,741	47,676		101,417		—	—	$5,893		$(165,638)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	106,839	70,108		57,808		119,139	$1,172,325	—		$(1,639)
BlackRock Energy & Resources Portfolio, Institutional Class	—	22,597		22,597		—	—	—		$(115,698)
BlackRock Equity Dividend Fund, Institutional Class	26,425	26,792		6,152		47,065	$1,173,810	$13,969		$26,870
BlackRock EuroFund, Institutional Class	57,138	42,254		99,392		—	—	$43,346		$3,384
BlackRock Global Long/Short Credit Fund, Institutional Class	100,992	4,433		—		105,425	$1,106,964	$33,758		$12,214
BlackRock Global Long/Short Equity Fund, Institutional Class	95,408	59,669		52,134		102,943	$1,227,083	—		$15,763
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	156,507	1,580		22,553		135,534	$1,439,372	$606		$(14,779)
BlackRock International Fund, Institutional Class	66,665	1,513		68,178		—	—	$21,388		$160,043
BlackRock International Opportunities Portfolio, Institutional Class	12,738	153,432		—		166,170	$5,796,000	$11,749		$47,213
BlackRock Liquidity Funds, TempFund, Institutional Class	1,985,396	56,395	[1]	—		2,041,791	$2,041,791	$1,358		—
BlackRock Liquidity Series, LLC, Money Market Series	—	$866,250	[1]	—		$866,250	$866,250	$8,407	[2]	—
BlackRock Pacific Fund, Inc., Institutional Class	34,033	2,600		36,633		—	—	$3,124		$44,459
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	107,794	3,697		—		111,491	$1,122,713	$20,582		$19,132
iShares International Developed Real Estate ETF	14,354	16,735		—		31,089	$931,115	$23,833		—
iShares MSCI Canada ETF	—	11,080		11,080		—	—	—		$(2,450)
iShares MSCI Germany ETF	19,272	—		19,272		—	—	$3,705		$144,614
iShares Russell 2000 ETF	9,148	—		2,147		7,001	$860,843	$6,754		$9,410
iShares U.S. Consumer Goods ETF	—	5,898		—		5,898	$639,697	$3,383		—
iShares U.S. Energy ETF	10,290	3,871		10,290		3,871	$150,543	$3,547		$(127,756)
iShares U.S. Financials ETF	10,232	2,936		10,244		2,924	$271,523	$8,962		$207,372
iShares U.S. Healthcare ETF	5,080	2,026		6,813		293	$47,818	$211		$103,766
iShares U.S. Industrials ETF	5,792	—		4,506		1,286	$135,493	$5,241		$38,470
iShares U.S. Real Estate ETF	—	12,270		—		12,270	$918,164	$11,702		—
iShares U.S. Technology ETF	10,393	1,636		10,393		1,636	$174,905	$6,415		$304,738
Master Basic Value LLC	$1,618,431	—		$1,618,431	[3,4]	—	—	$34,535		$199,579
Master Large Cap Growth Portfolio	$1,665,575	$791,972	[1,4]	—		$2,457,547	$2,457,547	$21,106		$58,579
Master Total Return Portfolio	$6,719,557	—		$1,434,980	[3,4]	$5,284,577	$5,284,577	$125,206		$70,482

[1]	Represents net shares/beneficial interest purchased.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3]	Represents net beneficial interest sold.

[4]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

10	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (continued)	BlackRock LifePath® Active 2025 Fund

Derivative Financial Instruments Outstanding as of July 31, 2015

Financial Futures Contracts
Contracts Long/ (Short)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
10	Australian Government Bonds (10 Year)	Sydney	September 2015	$934,101	$12,545
17	E-Mini S&P 500 Futures	Chicago Mercantile	September 2015	$1,783,640	23,289
(5)	EUR Currency Futures	Chicago Mercantile	September 2015	$685,688	13,891
5	Long Gilt British	NYSE Liffe	September 2015	$915,234	12,796
4	Nikkei 225 Index	Osaka	September 2015	$664,111	1,534
6	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2015	$764,625	891
1	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2015	$119,844	539
Total					$65,485

Fair Value Hierarchy as of July 31, 2015

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$23,891,596	$8,608,374	—	$32,499,970

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$24,823	—	—	$24,823
Foreign currency exchange contracts	13,891	—	—	13,891
Interest rate contracts	26,771	—	—	26,771

Total	$65,485	—	—	$65,485

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK FUNDS II	JULY 31, 2015	11

Schedule of Investments (concluded)	BlackRock LifePath® Active 2025 Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$157,470	—	—	$157,470
Liabilities:
Collateral on securities loaned at value	—	$(866,250)	—	(866,250)
Bank overdraft	—	(6,704)	—	(6,704)

Total	$157,470	$(872,954)	—	$(715,484)

During the period ended July 31, 2015, there were no transfers between levels.

12	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments July 31, 2015 (Unaudited)	BlackRock LifePath® Active 2030 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 75.3%
BlackRock Basic Value Fund, Inc., Class K (b)	103,604	$2,897,800
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	51,620	1,450,517
BlackRock Commodity Strategies Fund, Institutional Class	142,408	994,006
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	108,297	1,065,640
BlackRock Equity Dividend Fund, Institutional Class	54,438	1,357,672
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	93,554	1,115,161
BlackRock International Opportunities Portfolio, Institutional Class	189,060	6,594,412
iShares International Developed Real Estate ETF	45,455	1,361,377
iShares Russell 2000 ETF (c)	6,309	775,755
iShares U.S. Consumer Goods ETF	2,890	313,449
iShares U.S. Energy ETF	2,680	104,225
iShares U.S. Financials ETF	2,700	250,722
iShares U.S. Healthcare ETF	90	14,688
iShares U.S. Industrials ETF	1,174	123,693
iShares U.S. Real Estate ETF	14,595	1,092,144
iShares U.S. Technology ETF	906	96,861
Master Large Cap Growth Portfolio	$2,995,951	2,995,951

		22,604,073

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 20.2%
BlackRock Global Long/Short Credit Fund, Institutional Class	84,985	$892,339
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	87,066	924,646
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	89,923	905,526
Master Total Return Portfolio	$3,346,340	3,346,340

		6,068,851

Short-Term Securities — 6.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (d)	1,297,298	1,297,298
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (d)(e)	$780,625	780,625

		2,077,923
Total Affiliated Investment Companies (Cost — $29,871,761*) — 102.4%		30,750,847
Liabilities in Excess of Other Assets — (2.4)%		(717,686)

Net Assets — 100.0%		$30,033,161

Notes to Schedule of Investments

*	As of July 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$29,525,369

Gross unrealized appreciation	$2,973,741
Gross unrealized depreciation	(1,748,263)

Net unrealized appreciation	$1,225,478

BLACKROCK FUNDS II	JULY 31, 2015	13

Schedule of Investments (continued)	BlackRock LifePath® Active 2030 Fund

(a)	During the period ended July 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at July 31, 2015	Value at July 31, 2015	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	—	104,895		1,291		103,604	$2,897,800	—		$39
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	25,039	33,986		7,405		51,620	$1,450,517	—		$147,254
BlackRock Commodity Strategies Fund, Institutional Class	117,924	24,484		—		142,408	$994,006	$223		—
BlackRock Emerging Markets Fund, Inc., Institutional Class	59,878	49,379		109,257		—	—	$6,566		$(182,498)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	86,021	65,602		43,326		108,297	$1,065,640	—		$(4,758)
BlackRock Energy & Resources Portfolio, Institutional Class	—	22,687		22,687		—	—	—		$(116,159)
BlackRock Equity Dividend Fund, Institutional Class	29,833	32,255		7,650		54,438	$1,357,672	$16,235		$36,102
BlackRock EuroFund, Institutional Class	101,772	23,432		125,204		—	—	$54,602		$(6,339)
BlackRock Global Long/Short Credit Fund, Institutional Class	81,411	3,574		—		84,985	$892,339	$27,180		$9,834
BlackRock Global Long/Short Equity Fund, Institutional Class	76,818	55,846		39,110		93,554	$1,115,161	—		$6,390
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	118,666	1,198		32,798		87,066	$924,646	$459		$(32,426)
BlackRock International Fund, Institutional Class	70,530	1,600		72,130		—	—	$22,629		$151,991
BlackRock International Opportunities Portfolio, Institutional Class	14,516	174,544		—		189,060	$6,594,412	$13,389		$53,800
BlackRock Liquidity Funds, TempFund, Institutional Class	2,736,474	—		1,439,176	[1]	1,297,298	$1,297,298	$1,362		—
BlackRock Liquidity Series, LLC, Money Market Series	$ 318,592	$462,033	[2]	—		$780,625	$780,625	$11,214	[3]	—
BlackRock Pacific Fund, Inc., Institutional Class	34,725	2,653		37,378		—	—	$3,188		$45,327
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	86,941	2,982		—		89,923	$905,526	$16,494		$15,431
iShares International Developed Real Estate ETF	18,823	26,632		—		45,455	$1,361,377	$34,366		—
iShares MSCI Canada ETF	—	13,163		13,163		—	—	—		$(2,911)
iShares MSCI Germany ETF	25,903	—		25,903		—	—	—		$169,167
iShares Russell 2000 ETF	7,810	—		1,501		6,309	$775,755	$9,232		$6,579
iShares U.S. Consumer Goods ETF	—	5,704		2,814		2,890	$313,449	$3,272		$(1,340)
iShares U.S. Energy ETF	11,313	2,680		11,313		2,680	$104,225	$3,370		$(140,457)
iShares U.S. Financials ETF	11,254	1,737		10,291		2,700	$250,722	$8,700		$242,989
iShares U.S. Healthcare ETF	5,599	2,040		7,549		90	$14,688	$64		$114,504
iShares U.S. Industrials ETF	6,387	—		5,213		1,174	$123,693	$5,582		$44,414
iShares U.S. Real Estate ETF	4,235	10,360		—		14,595	$1,092,144	$20,013		—
iShares U.S. Technology ETF	11,452	906		11,452		906	$96,861	$6,133		$323,620
Master Basic Value LLC	$1,629,272	—		$1,629,272	[1,4]	—	—	$37,904		$275,889
Master Large Cap Growth Portfolio	$1,684,928	$1,311,023	[2,4]	—		$2,995,951	$2,995,951	$24,587		$67,158
Master Total Return Portfolio	$5,395,118	—		$2,048,778	[1,4]	$3,346,340	$3,346,340	$84,423		$46,061

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[4]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

14	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (continued)	BlackRock LifePath® Active 2030 Fund

Derivative Financial Instruments Outstanding as of July 31, 2015

Financial Futures Contracts
Contracts Long/ (Short)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
10	Australian Government Bonds (10 Year)	Sydney	September 2015	$934,101	$12,545
18	E-Mini S&P 500 Futures	Chicago Mercantile	September 2015	$1,888,560	22,387
(4)	EUR Currency Futures	Chicago Mercantile	September 2015	$548,550	17,988
5	Long Gilt British	NYSE Liffe	September 2015	$915,234	13,046
4	Nikkei 225 Index	Osaka	September 2015	$664,111	1,534
1	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2015	$127,438	148
(3)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2015	$359,531	(1,622)
Total					$66,026

Fair Value Hierarchy as of July 31, 2015

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$23,627,931	$7,122,916	—	$30,750,847

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$23,921	—	—	$23,921
Foreign currency exchange contracts	17,988	—	—	17,988
Interest rate contracts	25,739	—	—	25,739
Liabilities:
Interest rate contracts	(1,622)	—	—	(1,622)

Total	$66,026	—	—	$66,026

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK FUNDS II	JULY 31, 2015	15

Schedule of Investments (concluded)	BlackRock LifePath® Active 2030 Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$158,390	—	—	$158,390
Liabilities:
Collateral on securities loaned at value	—	$(780,625)	—	(780,625)
Bank overdraft	—	(26,187)	—	(26,187)

Total	$158,390	$(806,812)	—	$(648,422)

During the period ended July 31, 2015, there were no transfers between levels.

16	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments July 31, 2015 (Unaudited)	BlackRock LifePath® Active 2035 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 86.2%
BlackRock Basic Value Fund, Inc., Class K (b)	93,077	$2,603,361
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	42,010	1,180,491
BlackRock Commodity Strategies Fund, Institutional Class	97,106	677,800
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	92,273	907,970
BlackRock Equity Dividend Fund, Institutional Class	43,995	1,097,231
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	79,546	948,193
BlackRock International Opportunities Portfolio, Institutional Class	160,171	5,586,754
iShares International Developed Real Estate ETF	40,194	1,203,810
iShares Russell 2000 ETF (c)	3,694	454,214
iShares U.S. Consumer Goods ETF	4,227	458,460
iShares U.S. Energy ETF	3,945	153,421
iShares U.S. Financials ETF	2,309	214,414
iShares U.S. Healthcare ETF	74	12,077
iShares U.S. Industrials ETF	1,341	141,288
iShares U.S. Real Estate ETF	14,932	1,117,361
iShares U.S. Technology ETF	887	94,829
Master Large Cap Growth Portfolio	$2,666,140	2,666,140

		19,517,814

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 10.2%
BlackRock Global Long/Short Credit Fund, Institutional Class	45,800	$480,899
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	33,208	352,667
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	48,462	488,009
Master Total Return Portfolio	$988,964	988,964

		2,310,539

Short-Term Securities — 6.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (d)	940,318	940,318
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (d)(e)	$457,125	457,125

		1,397,443
Total Affiliated Investment Companies (Cost — $22,886,532*) — 102.6%		23,225,796
Liabilities in Excess of Other Assets — (2.6)%		(587,289)

Net Assets — 100.0%		$22,638,507

Notes to Schedule of Investments

*	As of July 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$22,479,863

Gross unrealized appreciation	$1,768,792
Gross unrealized depreciation	(1,022,859)

Net unrealized appreciation	$745,933

BLACKROCK FUNDS II	JULY 31, 2015	17

Schedule of Investments (continued)	BlackRock LifePath® Active 2035 Fund

(a)	During the period ended July 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at July 31, 2015	Value at July 31, 2015	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	—	96,276		3,199		93,077	$2,603,361	—		$96
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	15,157	34,281		7,428		42,010	$1,180,491	—		$90,452
BlackRock Commodity Strategies Fund, Institutional Class	78,218	18,888		—		97,106	$677,800	$148		—
BlackRock Emerging Markets Fund, Inc., Institutional Class	44,212	30,350		74,562		—	—	$4,848		$(157,202)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	46,415	51,278		5,420		92,273	$907,970	—		$379
BlackRock Energy & Resources Portfolio, Institutional Class	—	15,601		15,601		—	—	—		$(79,879)
BlackRock Equity Dividend Fund, Institutional Class	18,109	33,626		7,740		43,995	$1,097,231	$13,642		$18,409
BlackRock EuroFund, Institutional Class	98,369	60,261		158,630		—	—	$56,609		$(29,590)
BlackRock Global Long/Short Credit Fund, Institutional Class	43,874	1,926		—		45,800	$480,899	$14,666		$5,306
BlackRock Global Long/Short Equity Fund, Institutional Class	41,449	43,751		5,654		79,546	$948,193	—		$2,672
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	57,301	578		24,671		33,208	$352,667	$222		$(13,733)
BlackRock International Fund, Institutional Class	49,409	1,121		50,530		—	—	$15,852		$83,915
BlackRock International Opportunities Portfolio, Institutional Class	10,550	155,802		6,181		160,171	$5,586,754	$9,731		$21,180
BlackRock Liquidity Funds, TempFund, Institutional Class	2,888,772	—		1,948,454	[1]	940,318	$940,318	$1,153		—
BlackRock Liquidity Series, LLC, Money Market Series	$ 423,624	$33,501	[2]	—		$457,125	$457,125	$4,349	[3]	—
BlackRock Pacific Fund, Inc., Institutional Class	17,420	1,331		18,751		—	—	$1,599		$(8,545)
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	46,855	1,607		—		48,462	$488,009	$8,790		$8,316
iShares International Developed Real Estate ETF	15,323	24,871		—		40,194	$1,203,810	$30,097		—
iShares MSCI Canada ETF	—	12,322		12,322		—	—	—		$(2,725)
iShares MSCI Germany ETF	10,960	—		10,960		—	—	—		$78,941
iShares Russell 2000 ETF	4,520	—		826		3,694	$454,214	$5,381		$3,620
iShares U.S. Consumer Goods ETF	—	4,227		—		4,227	$458,460	$2,425		—
iShares U.S. Energy ETF	8,291	3,945		8,291		3,945	$153,421	$3,135		$(102,938)
iShares U.S. Financials ETF	8,250	2,426		8,367		2,309	$214,414	$7,100		$135,662
iShares U.S. Healthcare ETF	4,101	1,363		5,390		74	$12,077	$53		$80,102
iShares U.S. Industrials ETF	4,693	—		3,352		1,341	$141,288	$4,635		$28,918
iShares U.S. Real Estate ETF	5,631	9,301		—		14,932	$1,117,361	$19,435		—
iShares U.S. Technology ETF	8,399	887		8,399		887	$94,829	$4,574		$180,249
Master Basic Value LLC	$ 985,312	—		$985,312	[1,4]	—	—	$30,876		$59,270
Master Large Cap Growth Portfolio	$1,024,068	$1,642,072	[2,4]	—		$2,666,140	$2,666,140	$21,854		$55,552
Master Total Return Portfolio	$2,918,224	—		$1,929,260	[1,4]	$988,964	$988,964	$30,914		$13,838

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[4]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

18	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (continued)	BlackRock LifePath® Active 2035 Fund

Derivative Financial Instruments Outstanding as of July 31, 2015

Financial Futures Contracts
Contracts Long/ (Short)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
7	Australian Government Bonds (10 Year)	Sydney	September 2015	$653,871	$ 8,782
13	E-Mini S&P 500 Futures	Chicago Mercantile	September 2015	$1,363,960	17,241
(3)	EUR Currency Futures	Chicago Mercantile	September 2015	$411,413	9,194
4	Long Gilt British	NYSE Liffe	September 2015	$732,187	10,627
3	Nikkei 225 Index	Osaka	September 2015	$498,083	1,299
(1)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2015	$127,438	(164)
(3)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2015	$359,531	(1,622)
Total					$45,357

Fair Value Hierarchy as of July 31, 2015

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$19,113,567	$4,112,229	—	$23,225,796

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$18,540	—	—	$18,540
Foreign currency exchange contracts	9,194	—	—	9,194
Interest rate contracts	19,409	—	—	19,409
Liabilities:
Interest rate contracts	(1,786)	—	—	(1,786)

Total	$45,357	—	—	$45,357

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK FUNDS II	JULY 31, 2015	19

Schedule of Investments (concluded)	BlackRock LifePath® Active 2035 Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$116,930	—	—	$116,930
Liabilities:
Collateral on securities loaned at value	—	$(457,125)	—	(457,125)
Bank overdraft	—	$(19,742)	—	(19,742)

Total	$116,930	$(476,867)	—	$(359,937)

During the period ended July 31, 2015, there were no transfers between levels.

20	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments July 31, 2015 (Unaudited)	BlackRock LifePath® Active 2040 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 96.4%
BlackRock Basic Value Fund, Inc., Class K (b)	107,197	$2,998,314
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	64,554	1,813,974
BlackRock Commodity Strategies Fund, Institutional Class	106,980	746,723
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	90,738	892,860
BlackRock Equity Dividend Fund, Institutional Class	67,555	1,684,820
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	78,371	934,184
BlackRock International Opportunities Portfolio, Institutional Class	185,631	6,474,803
iShares International Developed Real Estate ETF	50,236	1,504,568
iShares Russell 2000 ETF (c)	3,682	452,739
iShares U.S. Consumer Goods ETF	3,318	359,870
iShares U.S. Energy ETF	2,652	103,136
iShares U.S. Industrials ETF	815	85,868
iShares U.S. Real Estate ETF	18,821	1,408,376
iShares U.S. Technology ETF	462	49,393
Master Large Cap Growth Portfolio	$2,854,362	2,854,362

		22,363,990

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 3.9%
BlackRock Global Long/Short Credit Fund, Institutional Class	37,562	$394,401
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	10,662	113,234
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	39,820	400,984

		908,619

Short-Term Securities — 2.6%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (d)	152,213	152,213
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (d)(e)	$454,875	454,875

		607,088
Total Affiliated Investment Companies (Cost — $23,363,736*) — 102.9%		23,879,697
Liabilities in Excess of Other Assets — (2.9)%		(672,220)

Net Assets — 100.0%		$23,207,477

Notes to Schedule of Investments

*	As of July 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$22,950,813

Gross unrealized appreciation	$1,723,734
Gross unrealized depreciation	(794,850)

Net unrealized appreciation	$928,884

BLACKROCK FUNDS II	JULY 31, 2015	21

Schedule of Investments (continued)	BlackRock LifePath® Active 2040 Fund

(a)	During the period ended July 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at July 31, 2015	Value at July 31, 2015	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	—	109,615		2,418		107,197	$2,998,314	—		$(567)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	17,559	53,795		6,800		64,554	$1,813,974	—		$124,271
BlackRock Commodity Strategy Fund, Institutional Class	80,293	26,687		—		106,980	$746,723	$151		—
BlackRock Emerging Markets Fund, Inc., Institutional Class	49,714	46,621		96,335		—	—	$5,451		$(179,814)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	38,108	58,467		5,837		90,738	$892,860	—		$(3,094)
BlackRock Energy & Resources Portfolio, Institutional Class	—	15,816		15,816		—	—	—		$(80,980)
BlackRock Equity Dividend Fund, Institutional Class	21,003	53,641		7,089		67,555	$1,684,820	$19,823		$26,137
BlackRock EuroFund, Institutional Class	105,028	31,814		136,842		—	—	$59,677		$23,551
BlackRock Global Long/Short Credit Fund, Institutional Class	35,982	1,580		—		37,562	$394,401	$12,027		$4,352
BlackRock Global Long/Short Equity Fund, Institutional Class	34,031	49,227		4,887		78,371	$934,184	—		$(876)
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	36,241	10,838		36,417		10,662	$113,234	$140		$(19,195)
BlackRock International Fund, Institutional Class	67,909	1,541		69,450		—	—	$21,788		$134,806
BlackRock International Opportunities Portfolio, Institutional Class	13,501	178,660		6,530		185,631	$6,474,803	$12,452		$48,080
BlackRock Liquidity Funds, TempFund, Institutional Class	2,547,320	—		2,395,107	[1]	152,213	$152,213	$808		—
BlackRock Liquidity Series, LLC, Money Market Series	—	$ 454,875	[2]	—		$454,875	$454,875	$9,410	[3]	—
BlackRock Pacific Fund, Inc., Institutional Class	29,236	2,234		31,470		—	—	$2,684		$40,211
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	38,499	1,321		—		39,820	$400,984	$7,093		$6,833
iShares International Developed Real Estate ETF	24,486	25,750		—		50,236	$1,504,568	$38,797		—
iShares MSCI Canada ETF	—	13,239		13,239		—	—	—		$(2,928)
iShares MSCI Germany ETF	8,292	—		8,292		—	—	—		$82,497
iShares Russell 2000 ETF	4,018	—		336		3,682	$452,739	$5,283		$4,767
iShares U.S. Consumer Goods ETF	—	4,413		1,095		3,318	$359,870	$2,531		$(441)
iShares U.S. Energy ETF	9,254	2,652		9,254		2,652	$103,136	$2,911		$(114,894)
iShares U.S. Financials ETF	9,208	—		9,208		—	—	$5,725		$261,938
iShares U.S. Healthcare ETF	4,579	2,180		6,759		—	—	—		$93,202
iShares U.S. Industrials ETF	5,229	—		4,414		815	$85,868	$4,642		$37,794
iShares U.S. Real Estate ETF	5,797	13,024		—		18,821	$1,408,376	$23,335		—
iShares U.S. Technology ETF	9,372	462		9,372		462	$49,393	$4,396		$175,819
Master Basic Value LLC	$1,129,088	—		$1,129,088	[1,4]	—	—	$32,919		$152,531
Master Large Cap Growth Portfolio	$1,175,087	$1,679,275	[2,4]	—		$2,854,362	$2,854,362	$22,727		$59,300
Master Total Return Portfolio	$2,389,318	—		$2,389,318	[1,4]	—	—	$12,509		$6,381

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[4]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

22	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (continued)	BlackRock LifePath® Active 2040 Fund

Derivative Financial Instruments Outstanding as of July 31, 2015

Financial Futures Contracts
Contracts Long/ (Short)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
8	Australian Government Bonds (10 Year)	Sydney	September 2015	$747,281	$10,036
11	E-Mini S&P 500 Futures	Chicago Mercantile	September 2015	$1,154,120	16,305
(4)	EUR Currency Futures	Chicago Mercantile	September 2015	$548,550	9,394
4	Long Gilt British	NYSE Liffe	September 2015	$732,187	10,065
3	Nikkei 225 Index	Osaka	September 2015	$498,083	2,341
(3)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2015	$382,313	(492)
(8)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2015	$958,750	(4,326)
Total					$43,323

Fair Value Hierarchy as of July 31, 2015

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$20,570,460	$3,309,237	—	$23,879,697

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$18,646	—	—	$18,646
Foreign currency exchange contracts	9,394	—	—	9,394
Interest rate contracts	20,101	—	—	20,101
Liabilities:
Interest rate contracts	(4,818)	—	—	(4,818)

Total	$43,323	—	—	$43,323

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK FUNDS II	JULY 31, 2015	23

Schedule of Investments (concluded)	BlackRock LifePath® Active 2040 Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$117,120	—	—	$117,120
Liabilities:
Collateral on securities loaned at value	—	$(454,875)	—	(454,875)
Bank overdraft	—	(18,736)	—	(18,736)

Total	$117,120	$(473,611)	—	$(356,491)

During the period ended July 31, 2015, there were no transfers between levels.

24	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments July 31, 2015 (Unaudited)	BlackRock LifePath® Active 2045 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 96.9%
BlackRock Basic Value Fund, Inc., Class K (b)	61,938	$1,732,403
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	37,755	1,060,912
BlackRock Commodity Strategies Fund, Institutional Class	69,020	481,756
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	57,760	568,359
BlackRock Equity Dividend Fund, Institutional Class	39,407	982,812
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	49,796	593,568
BlackRock International Opportunities Portfolio, Institutional Class	116,436	4,061,274
iShares International Developed Real Estate ETF	33,651	1,007,848
iShares Russell 2000 ETF (c)	2,475	304,326
iShares U.S. Consumer Goods ETF	2,619	284,057
iShares U.S. Industrials ETF	1,379	145,291
iShares U.S. Real Estate ETF	13,345	998,606
iShares U.S. Technology ETF	737	78,793
Master Large Cap Growth Portfolio	$1,707,634	1,707,634

		14,007,639

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities — 6.5%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (d)	625,492	$625,492
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (d)(e)	$306,250	306,250

		931,742
Total Affiliated Investment Companies
(Cost — $14,663,344*) — 103.4%		14,939,381
Liabilities in Excess of Other Assets — (3.4)%		(488,272)

Net Assets — 100.0%		$14,451,109

Notes to Schedule of Investments

*	As of July 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$14,429,913

Gross unrealized appreciation	$1,079,443
Gross unrealized depreciation	(569,975)

Net unrealized appreciation	$509,468

BLACKROCK FUNDS II	JULY 31, 2015	25

Schedule of Investments (continued)	BlackRock LifePath® Active 2045 Fund

(a)	During the period ended July 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at July 31, 2015	Value at July 31, 2015	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	—	64,943		3,005		61,938	$1,732,403	—		$90
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	11,981	29,977		4,203		37,755	$1,060,912	—		$83,915
BlackRock Commodity Strategy Fund, Institutional Class	50,220	18,800		—		69,020	$481,756	$95		—
BlackRock Emerging Markets Fund, Inc., Institutional Class	33,555	25,997		59,552		—	—	$3,680		$(115,132)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	19,211	38,549		—		57,760	$568,359	—		—
BlackRock Energy & Resources Portfolio, Institutional Class	—	9,936		9,936		—	—	—		$(50,873)
BlackRock Equity Dividend Fund, Institutional Class	14,382	29,393		4,368		39,407	$982,812	$11,889		$18,192
BlackRock EuroFund, Institutional Class	77,627	20,408		98,035		—	—	$42,754		$(37,178)
BlackRock Global Long/Short Credit Fund, Institutional Class	18,153	797		18,950		—	—	$5,008		$1,812
BlackRock Global Long/Short Equity Fund, Institutional Class	17,155	32,641		—		49,796	$593,568	—		$223
BlackRock International Fund, Institutional Class	42,651	968		43,619		—	—	$13,684		$84,547
BlackRock International Opportunities Portfolio, Institutional Class	8,793	111,728		4,085		116,436	$4,061,274	$8,110		$16,747
BlackRock Liquidity Funds, TempFund, Institutional Class	2,072,299	—		1,446,807	[1]	625,492	$625,492	$481		—
BlackRock Liquidity Series, LLC, Money Market Series	$ 273,372	$32,878	[2]	—		$306,250	$306,250	$7,461	[3]	—
BlackRock Pacific Fund, Inc., Institutional Class	12,464	952		13,416		—	—	$1,144		$16,248
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	19,413	548		19,961		—	—	$1,987		$6,150
iShares International Developed Real Estate ETF	16,705	17,897		951		33,651	$1,007,848	$26,056		$(3,785)
iShares MSCI Canada ETF	—	8,174		8,174		—	—	—		$(1,808)
iShares MSCI Germany ETF	4,079	—		4,079		—	—	—		$40,582
iShares Russell 2000 ETF	2,156	319		—		2,475	$304,326	$3,217		—
iShares U.S. Consumer Goods ETF	—	2,619		—		2,619	$284,057	$1,502		—
iShares U.S. Energy ETF	6,227	—		6,227		—	—	$1,359		$(77,312)
iShares U.S. Financials ETF	6,187	776		6,963		—	—	$4,205		$134,868
iShares U.S. Healthcare ETF	3,074	452		3,526		—	—	$307		$61,995
iShares U.S. Industrial ETF	3,514	—		2,135		1,379	$145,291	$3,251		$18,120
iShares U.S. Real Estate ETF	3,634	10,229		518		13,345	$998,606	$15,418		$(380)
iShares U.S. Technology ETF	6,288	737		6,288		737	$78,793	$2,917		$96,410
Master Basic Value LLC	$ 773,490	—		$773,490	[1,4]	—	—	$21,624		$48,659
Master Large Cap Growth Portfolio	$ 802,104	$905,530	[2,4]	—		$1,707,634	$1,707,634	$14,603		$37,676
Master Total Return Portfolio	$1,204,456	—		$1,204,456	[1,4]	—	—	$6,524		$3,764

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[4]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

26	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (continued)	BlackRock LifePath® Active 2045 Fund

Derivative Financial Instruments Outstanding as of July 31, 2015

Financial Futures Contracts
Contracts Long/ (Short)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
5	Australian Government Bonds (10 Year)	Sydney	September 2015	$467,051	$ 6,273
10	E-Mini S&P 500 Futures	Chicago Mercantile	September 2015	$1,049,200	13,056
(2)	EUR Currency Futures	Chicago Mercantile	September 2015	$274,275	8,994
2	Long Gilt British	NYSE Liffe	September 2015	$366,094	5,025
2	Nikkei 225 Index	Osaka	September 2015	$332,055	484
(5)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2015	$637,188	(820)
(4)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2015	$479,375	(2,163)
Total					$30,849

Fair Value Hierarchy as of July 31, 2015

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$12,925,497	$2,013,884	—	$14,939,381

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$13,540	—	—	$13,540
Foreign currency exchange contracts	8,994	—	—	8,994
Interest rate contracts	11,298	—	—	11,298
Liabilities:
Interest rate contracts	(2,983)	—	—	(2,983)

Total	$30,849	—	—	$30,849

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK FUNDS II	JULY 31, 2015	27

Schedule of Investments (concluded)	BlackRock LifePath® Active 2045 Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$92,110	—	—	$92,110
Liabilities:
Collateral on securities loaned at value	—	$(306,250)	—	(306,250)
Bank overdraft	—	(12,200)	—	(12,200)

Total	$92,110	$(318,450)	—	$(226,340)

During the period ended July 31, 2015, there were no transfers between levels.

28	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments July 31, 2015 (Unaudited)	BlackRock LifePath® Active 2050 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 99.4%
BlackRock Basic Value Fund, Inc., Class K (b)	59,939	$1,676,506
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	40,464	1,137,031
BlackRock Commodity Strategies Fund, Institutional Class	63,631	444,148
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	57,427	565,083
BlackRock Equity Dividend Fund, Institutional Class	42,020	1,047,988
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	49,511	590,173
BlackRock International Opportunities Portfolio, Institutional Class	117,121	4,085,165
iShares International Developed Real Estate ETF	33,742	1,010,573
iShares Russell 2000 ETF (c)	2,410	296,334
iShares U.S. Consumer Goods ETF	2,590	280,911
iShares U.S. Energy ETF	866	33,679
iShares U.S. Financials ETF	796	73,916
iShares U.S. Industrials ETF	972	102,410

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds (continued)
iShares U.S. Real Estate ETF	13,278	$993,593
iShares U.S. Technology ETF	981	104,879
Master Large Cap Growth Portfolio	$1,568,522	1,568,522

		14,010,911

Short-Term Securities — 4.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (d)	270,319	270,319
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (d)(e)	$298,125	298,125

		568,444
Total Affiliated Investment Companies
(Cost — $14,407,011*) — 103.5%		14,579,355
Liabilities in Excess of Other Assets — (3.5)%		(488,473)

Net Assets — 100.0%		$14,090,882

Notes to Schedule of Investments

*	As of July 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$14,101,290

Gross unrealized appreciation	$1,118,604
Gross unrealized depreciation	(640,539)

Net unrealized appreciation	$478,065

BLACKROCK FUNDS II	JULY 31, 2015	29

Schedule of Investments (continued)	BlackRock LifePath® Active 2050 Fund

(a)	During the period ended July 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at July 31, 2015	Value at July 31, 2015	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	—	63,588		3,649		59,939	$1,676,506	—		$202
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	12,105	32,511		4,152		40,464	$1,137,031	—		$93,978
BlackRock Commodity Strategies Fund, Institutional Class	46,269	17,362		—		63,631	$444,148	$87		—
BlackRock Emerging Markets Fund, Inc., Institutional Class	33,053	23,201		56,254		—	—	$3,625		$(118,537)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	11,644	45,783		—		57,427	$565,083	—		—
BlackRock Energy & Resources Portfolio, Institutional Class	—	9,242		9,242		—	—	—		$(47,320)
BlackRock Equity Dividend Fund, Institutional Class	14,441	31,895		4,316		42,020	$1,047,988	$12,657		$20,495
BlackRock EuroFund, Institutional Class	73,424	28,098		101,522		—	—	$40,306		$(15,938)
BlackRock Global Long/Short Credit Fund, Institutional Class	10,995	483		11,478		—	—	$3,033		$1,098
BlackRock Global Long/Short Equity Fund, Institutional Class	10,399	39,112		—		49,511	$590,173	—		$135
BlackRock International Fund, Institutional Class	31,873	723		32,596		—	—	$10,226		$62,261
BlackRock International Opportunities Portfolio, Institutional Class	7,983	112,977		3,839		117,121	$4,085,165	$7,363		$15,961
BlackRock Liquidity Funds, TempFund, Institutional Class	2,239,857	—		1,969,538	[1]	270,319	$270,319	$513		—
BlackRock Liquidity Series, LLC, Money Market Series	$251,864	$ 46,261	[2]	—		$298,125	$298,125	$7,296	[3]	—
BlackRock Pacific Fund, Inc., Institutional Class	10,980	839		11,819		—	—	$1,008		$14,026
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	11,739	332		12,071		—	—	$1,384		$3,719
iShares International Developed Real Estate ETF	18,833	14,909		—		33,742	$1,010,573	$26,588		—
iShares MSCI Canada ETF	—	8,653		8,653		—	—	—		$(1,913)
iShares MSCI Germany ETF	3,352	—		3,352		—	—	—		$32,973
iShares Russell 2000 ETF	1,695	715		—		2,410	$296,334	$2,952		—
iShares U.S. Consumer Goods ETF	—	2,590		—		2,590	$280,911	$1,486		—
iShares U.S. Energy ETF	6,086	866		6,086		866	$33,679	$1,619		$(75,561)
iShares U.S. Financials ETF	6,054	765		6,023		796	$73,916	$4,759		$88,425
iShares U.S. Healthcare ETF	3,010	—		3,010		—	—	$350		$61,998
iShares U.S. Industrials ETF	3,443	—		2,471		972	$102,410	$3,274		$21,164
iShares U.S. Real Estate ETF	3,348	9,930		—		13,278	$993,593	$15,220		—
iShares U.S. Technology ETF	6,150	981		6,150		981	$104,879	$2,962		$85,451
Master Basic Value LLC	$755,914	—		$755,914	[1,4]	—	—	$21,409		$(7,103)
Master Large Cap Growth Portfolio	$775,439	$793,083	[2,4]	—		$1,568,522	$1,568,522	$13,961		$35,333
Master Total Return Portfolio	$724,622	—		$724,622	[1,4]	—	—	$4,723		$3,361

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[4]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

30	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (continued)	BlackRock LifePath® Active 2050 Fund

Derivative Financial Instruments Outstanding as of July 31, 2015

Financial Futures Contracts
Contracts Long/ (Short)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
5	Australian Government Bonds (10 Year)	Sydney	September 2015	$467,051	$ 6,273
9	E-Mini S&P 500 Futures	Chicago Mercantile	September 2015	$944,280	12,593
(2)	EUR Currency Futures	Chicago Mercantile	September 2015	$274,275	8,994
2	Long Gilt British	NYSE Liffe	September 2015	$366,094	5,025
2	Nikkei 225 Index	Osaka	September 2015	$332,055	484
(5)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2015	$637,188	(820)
(4)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2015	$479,375	(2,163)
Total					$30,386

Fair Value Hierarchy as of July 31, 2015

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$12,712,708	$1,866,647	—	$14,579,355

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$13,077	—	—	$13,077
Foreign currency exchange contracts	8,994	—	—	8,994
Interest rate contracts	11,298	—	—	11,298
Liabilities:
Interest rate contracts	(2,983)	—	—	(2,983)

Total	$30,386	—	—	$30,386

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK FUNDS II	JULY 31, 2015	31

Schedule of Investments (concluded)	BlackRock LifePath® Active 2050 Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$87,510	—	—	$87,510
Liabilities:
Collateral on securities loaned at value	—	$(298,125)	—	(298,125)
Bank overdraft	—	(7,694)	—	(7,694)

Total	$87,510	$(305,819)	—	$(218,309)

During the period ended July 31, 2015, there were no transfers between levels.

32	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments July 31, 2015 (Unaudited)	BlackRock LifePath® Active 2055 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 94.5%
BlackRock Basic Value Fund, Inc., Class K (b)	11,738	$328,310
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	7,915	222,418
BlackRock Commodity Strategies Fund, Institutional Class	12,431	86,765
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	11,194	110,152
BlackRock Equity Dividend Fund, Institutional Class	8,281	206,540
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	9,651	115,038
BlackRock International Opportunities Portfolio, Institutional Class	22,618	788,930
iShares International Developed Real Estate ETF	6,496	194,555
iShares Russell 2000 ETF (c)	471	57,914
iShares U.S. Consumer Goods ETF	508	55,098
iShares U.S. Financials ETF	317	29,437
iShares U.S. Industrials ETF	335	35,296
iShares U.S. Real Estate ETF	3,006	224,939

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds (continued)
iShares U.S. Technology ETF	143	$15,288
Master Large Cap Growth Portfolio	$296,538	296,538

		2,767,218

Short-Term Securities — 9.6%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (d)	225,050	225,050
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (d)(e)	$58,250	58,250

		283,300
Total Affiliated Investment Companies
(Cost — $3,049,734*) — 104.1%		3,050,518
Liabilities in Excess of Other Assets — (4.1)%		(121,390)

Net Assets — 100.0%		$2,929,128

Notes to Schedule of Investments

*	As of July 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,966,332

Gross unrealized appreciation	$211,657
Gross unrealized depreciation	(127,471)

Net unrealized appreciation	$84,186

BLACKROCK FUNDS II	JULY 31, 2015	33

Schedule of Investments (continued)	BlackRock LifePath® Active 2055 Fund

(a)	During the period ended July 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at July 31, 2015	Value at July 31, 2015	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	—	12,546		808		11,738	$328,310	—		$144
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	2,717	5,907		709		7,915	$222,418	—		$16,524
BlackRock Commodity Strategies Fund, Institutional Class	10,078	2,353		—		12,431	$86,765	$19		—
BlackRock Emerging Markets Fund, Inc., Institutional Class	7,419	3,099		10,518		—	—	$814		$(23,787)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	1,233	9,961		—		11,194	$110,152	—		—
BlackRock Energy & Resources Portfolio, Institutional Class	—	1,948		1,948		—	—	—		$(9,976)
BlackRock Equity Dividend Fund, Institutional Class	3,243	5,773		735		8,281	$206,540	$2,411		$3,614
BlackRock EuroFund, Institutional Class	10,947	3,863		14,810		—	—	$6,459		$1,429
BlackRock Global Long/Short Credit Fund, Institutional Class	1,163	51		1,214		—	—	$321		$116
BlackRock Global Long/Short Equity Fund, Institutional Class	1,101	8,550		—		9,651	$115,038	—		$14
BlackRock International Fund, Institutional Class	8,554	194		8,748		—	—	$2,744		$14,238
BlackRock International Opportunities Portfolio, Institutional Class	2,849	20,519		750		22,618	$788,930	$2,628		$7,475
BlackRock Liquidity Funds, TempFund, Institutional Class	492,631	—		267,581	[1]	225,050	$225,050	$125		—
BlackRock Liquidity Series, LLC, Money Market Series	$ 24,548	$ 33,702	[2]	—		$ 58,250	$58,250	$1,561	[3]	—
BlackRock Pacific Fund, Inc., Institutional Class	3,650	279		3,929		—	—	$335		$952
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	996	28		1,024		—	—	$120		$316
iShares International Developed Real Estate ETF	6,244	252		—		6,496	$194,555	$5,699		—
iShares MSCI Canada ETF	—	1,510		1,510		—	—	—		$(334)
iShares MSCI Germany ETF	1,233	—		1,233		—	—	—		$6,808
iShares Russell 2000 ETF	345	126		—		471	$57,914	$584		—
iShares U.S. Consumer Goods ETF	—	508		—		508	$55,098	$291		—
iShares U.S. Energy ETF	1,345	—		1,345		—	—	$293		$(16,699)
iShares U.S. Financials ETF	1,335	—		1,018		317	$29,437	$864		$19,524
iShares U.S. Healthcare ETF	665	—		665		—	—	$87		$14,187
iShares U.S. Industrials ETF	760	—		425		335	$35,296	$715		$3,557
iShares U.S. Real Estate ETF	355	2,651		—		3,006	$224,939	$2,696		—
iShares U.S. Technology ETF	1,360	143		1,360		143	$15,288	$636		$25,594
Master Basic Value LLC	$172,165	—		$172,165	[1,4]	—	—	$20,731		$(7,869)
Master Large Cap Growth Portfolio	$178,388	$118,150	[2,4]	—		$296,538	$296,538	$2,676		$7,072

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[4]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

34	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (concluded)	BlackRock LifePath® Active 2055 Fund

Derivative Financial Instruments Outstanding as of July 31, 2015

Financial Futures Contracts
Contracts Long	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
2	E-Mini S&P 500 Futures	Chicago Mercantile	September 2015	$209,840	$2,335

Fair Value Hierarchy as of July 31, 2015

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$2,695,730	$354,788	—	$3,050,518

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$2,335	—	—	$2,335

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$11,800	—	—	$11,800
Liabilities:
Collateral on securities loaned at value	—	$(58,250)	—	(58,250)

Total	$11,800	$(58,250)	—	$(46,450)

During the period ended July 31, 2015, there were no transfers between levels.

BLACKROCK FUNDS II	JULY 31, 2015	35

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: September 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: September 22, 2015